Details of Significant Accounts - Summary of Long-term Borrowings (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2019 TWD ($)	Sep. 04, 2015 USD ($)	Sep. 04, 2015 TWD ($)	Sep. 01, 2015 USD ($)	Sep. 01, 2015 TWD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Secured borrowings, Interest rate	1.95%		1.95%
Secured borrowings	$ 12,392	$ 434,757	$ 370,653
Less: Current portion (Shown as "Other current liabilities")	(10,536)	(66,747)	(315,145)
Long-term borrowings	$ 1,856	$ 368,010	$ 55,508
Note 1 | Taiwan Cooperative Bank
Disclosure Of Detailed Information About Borrowings [Line Items]
Secured borrowings, Interest rate	1.85%	1.85%	1.85%
Secured borrowings	$ 1,182	$ 37,277	$ 35,360			$ 1,262	$ 37,750
Secured borrowings, Collateral	Note 4	Note 5
Note 2 | Taiwan Cooperative Bank
Disclosure Of Detailed Information About Borrowings [Line Items]
Secured borrowings, Interest rate	1.85%	1.85%	1.85%
Secured borrowings	$ 852	$ 28,900	$ 25,500	$ 1,137	$ 34,000
Secured borrowings, Collateral	Note 4	Note 5
Note 3 and 4 | Cathay Bank
Disclosure Of Detailed Information About Borrowings [Line Items]
Secured borrowings, Interest rate	4.75%	5.25%	4.75%
Secured borrowings	$ 10,358	$ 368,580	$ 309,793
Secured borrowings, Collateral	Note 4	Note 4